Earnings per Share ("EPS") (Details)	0 Months Ended	9 Months Ended
	Nov. 05, 2012	Sep. 30, 2012 Stock Option	Sep. 30, 2011 Stock Option	Sep. 30, 2012 Non Vested Shares	Sep. 30, 2011 Non Vested Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive securities		3,200	3,200	119,063	119,748
Ten for one reverse stock split	10-for-1